SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Emerging Markets Small Cap Equity Fund

December 31, 2019 (Unaudited)

Shares		Value
Common Stocks — 97.50%
Bangladesh — 3.62%
240,103	BRAC Bank Ltd.*	$ 161,445
135,766	Delta Brac Housing Finance Corp Ltd.	183,039

		344,484

Brazil — 6.35%
28,100	Fleury SA	213,263
72,500	Grendene SA	221,319
15,200	Wilson Sons Ltd., BDR	169,242

		603,824

Chile — 6.06%
140,078	Inversiones Aguas Metropolitanas SA	152,740
23,143	Inversiones La Construccion SA	253,913
68,715	Parque Arauco SA	169,048

		575,701

China — 9.40%
672,000	China Bluechemical Ltd., Class H	165,564
285,000	China Overseas Property Holdings Ltd.	179,250
414,000	Goodbaby International Holdings Ltd.*	91,980
286,000	Greatview Aseptic Packaging Co. Ltd.	130,971
133,300	Luthai Textile Co. Ltd., B Shares	121,871
109,000	Nexteer Automotive Group Ltd.	98,797
122,743	Precision Tsugami China Corp. Ltd.	105,541

		893,974

Egypt — 0.88%
20,877	Integrated Diagnostics Holdings Plc(a)	83,510

Hong Kong — 2.95%
118,000	Public Financial Holdings Ltd.	48,157
64,000	Vitasoy International Holdings Ltd.	232,167

		280,324

India — 17.60%
7,474	Bajaj Holdings & Investment Ltd.	356,831
53,660	Cyient Ltd.	308,560
60,853	Marico Ltd.	291,290
10,507	Sundaram Finance Ltd.	240,186
33,520	Tata Global Beverages Ltd.	150,957
26,136	TI Financial Holdings Ltd.	182,943
21,009	Tube Investments of India Ltd.	141,686

		1,672,453

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Emerging Markets Small Cap Equity Fund (cont.)

December 31, 2019 (Unaudited)

Shares		Value
Indonesia — 1.80%
440,700	Acset Indonusa Tbk PT	$ 30,718
1,310,300	Selamat Sempurna Tbk PT	140,633

		171,351

Korea — 8.96%
1,555	AfreecaTV Co. Ltd.	92,548
19,156	DGB Financial Group, Inc.	117,762
3,544	Koh Young Technology, Inc.	322,952
3,194	Leeno Industrial, Inc.	177,540
14,016	Macquarie Korea Infrastructure Fund	140,543

		851,345

Malaysia — 1.90%
154,700	Bermaz Auto Berhad	79,448
27,360	LPI Capital Berhad	101,017

		180,465

Mexico — 3.76%
53,200	Bolsa Mexicana de Valores SAB de CV	116,994
91,800	Corp. Inmobiliaria Vesta SAB de CV	165,660
37,600	Grupo Herdez SAB de CV	74,593

		357,247

Pakistan — 0.85%
31,400	Packages Ltd.	80,775

Peru — 0.01%
20	InRetail Peru Corp.*,(a)	720

Philippines — 5.62%
1,328,550	Century Pacific Food, Inc.	398,035
508,594	Integrated Micro-Electronics, Inc.	79,200
14,720	Security Bank Corp.	56,633

		533,868

South Africa — 6.35%
60,039	AVI Ltd.	381,572
25,989	JSE Ltd.	222,240

		603,812

Sri Lanka — 1.54%
153,613	Hatton National Bank Plc	145,973

Taiwan — 14.18%
65,000	Chroma ATE, Inc.	316,125
13,000	Giant Manufacturing Co. Ltd.	92,543
25,800	Pacific Hospital Supply Co. Ltd.	63,900
6,245	Poya International Co. Ltd.	87,807

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Emerging Markets Small Cap Equity Fund (cont.)

December 31, 2019 (Unaudited)

Shares		Value
58,247	Standard Foods Corp.	$135,354
17,715	Voltronic Power Technology Corp.	422,885
91,027	Wistron NeWeb Corp.	229,710

		1,348,324

Thailand — 1.49%
22,200	Aeon Thana Sinsap Thailand Public Co. Ltd., NVDR	141,404

United Arab Emirates — 2.55%
249,510	Aramex PJSC	242,518

United States — 1.63%
64,400	Samsonite International SA(a)	154,899

Total Common Stocks		9,266,971

(Cost $9,470,477)

Preferred Stocks — 1.23%
Korea — 1.23%
1,514	Amorepacific Corp.	116,971

Philippines — 0.00%
58,000	Security Bank Corp.(b),(c)	115

Total Preferred Stocks		117,086

(Cost $123,800)

Investment Company — 1.40%
133,209	U.S. Government Money Market Fund, RBC Institutional Class 1 (d)	133,210

Total Investment Company		133,210

(Cost $133,210)

Total Investments		$9,517,267
(Cost $9,727,487) — 100.13%

Liabilities in excess of other assets — (0.13)%		(12,198)

NET ASSETS — 100.00%		$9,505,069

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Emerging Markets Small Cap Equity Fund (cont.)

December 31, 2019 (Unaudited)

*	Non-income producing security.
(a)

Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(b)	The Pricing Committee has fair valued this security under procedures established by the Fund’s Board of Trustees.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	Affiliated investment.

Abbreviations used are defined below:

BDR - Brazilian Depositary Receipt

NVDR - Non-Voting Depository Receipt

Portfolio Diversification (Unaudited)

Industries	Percentage of Net Assets
Financials	25.98%
Consumer Staples	18.74%
Information Technology	15.09%
Consumer Discretionary	12.95%
Industrials	10.22%
Real Estate	5.41%
Materials	3.97%
Health Care	3.79%
Utilities	1.61%
Communication Services	0.97%
Other*	1.27%

100.00%

*	Includes cash, Investment Company, interest and dividend receivable, pending trades and Fund share transactions, and accrued expenses payable.

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